Inventories (Details) - Schedule of inventory - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of inventory
Raw materials	$ 39,412	$ 40,271	$ 19,323
Work in process	3,213	4,618	10,659
Finished goods	14,382	12,651	901
Total inventories	$ 57,007	$ 57,540	$ 30,883